Capital Management - Net Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 477,295	$ 227,332
Dividends payable	18,381	0
Share-based compensation liability	35,732	54,072
Other long-term liabilities	19,147	0
Cash	(55,815)	(5,464)	$ 0
Trade receivables	(339,405)	(222,108)
Prepaids and other assets	(83,259)	(6,377)
Net Debt	2,534,287	987,446
Cost | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	848,749	383,031
Cost | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,562,361	547,598
Unamortized debt issuance costs | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	15,987	2,363
Unamortized debt issuance costs | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 35,114	$ 6,999